UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10555

PIMCO Corporate Income Fund
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(Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, NY 10105
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(Address of principal executive offices) (Zip code)

PA Fund Management LLC
1345 Avenue of the Americas, New York, NY 10105
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(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: October 31

Date of reporting period: July 1, 2003 - June 30, 2004

Item 1. Proxy Voting Record

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PIMCO Corporate Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/03-6/30/04

PIMCO Corporate Income Fund
Security Issuer Name	Exchange Ticker Symbol	Cusip or Isin	Security Holder Meeting Date Matter Voted On		Proposal by Issuer or Security Holder	Vote Cast(Y/N?)	Voting Result: For, Against, Abstain	Vote Cast "For" or "Against" Management or "Abstain"
Healthsouth Corp.	N/A	421924AM3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
Healthsouth Corp.	N/A	421924AX9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain
Williams Co.	N/A	068480AA0	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Dynegy Holdings Inc	N/A	26816LAC6	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
WorldCOM	N/A	98157DAG1	08/26/03	Consent to adopt proposed plan of reorganization	Issuer	Y	For	For
WorldCOM	N/A	98157DAJ5	08/26/03	Consent to adopt proposed plan of reorganization	Issuer	Y	For	For
Health Care REIT	N/A	42217KAK2	09/09/03	Consent to the amendments in the Indenture	Issuer	Y	Abstain	Abstain
Garden States Newspapers	N/A	365438AD2	N/A	Consent to the amendments in the Indenture	Issuer	Y	For	For
Healthsouth Corporation	N/A	421924AM3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Healthsouth Corporation	N/A	421924AX9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Corporate Income Fund

By (Signature and Title)* /s/ Brian S. Shlissel
                          Brian S. Shlissel, President & Chief Executive Officer

Date August 25, 2004